Sales Revenue (Tables)	12 Months Ended
Mar. 31, 2025
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Summary of Reconciliation of the Disaggregated Sales Revenue with the Four Reportable Segments
The sales revenue disaggregated by geographical markets based on the location of the customer and the reconciliation of the disaggregated sales revenue with each segment for the years ended March 31, 2023, 2024 and 2025 are as follows:
For the year ended March 31, 2023

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Total
Revenue arising from contracts with customers
Japan	¥109,393	¥1,375,593	¥158,653	¥89,627	¥1,733,266
North America	306,725	5,985,958	1,341,863	182,126	7,816,672
Europe	250,088	332,928	—	94,328	677,344
Asia	1,739,330	2,523,613	29	55,354	4,318,326
Other Regions	502,917	360,299	—	29,464	892,680

Total	¥2,908,453	¥10,578,391	¥1,500,545	¥450,899	¥15,438,288

Revenue arising from the other sources*	530	15,128	1,453,553	226	1,469,437

Total	¥2,908,983	¥10,593,519	¥2,954,098	¥451,125	¥16,907,725

For the year ended March 31, 2024

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Total
Revenue arising from contracts with customers
Japan	¥113,746	¥1,586,358	¥172,072	¥87,072	¥1,959,248
North America	335,545	8,503,602	1,487,948	138,760	10,465,855
Europe	351,850	506,731	—	84,459	943,040
Asia	1,792,327	2,446,250	5	55,898	4,294,480
Other Regions	625,585	498,506	—	26,001	1,150,092

Total	¥3,219,053	¥13,541,447	¥1,660,025	¥392,190	¥18,812,715

Revenue arising from the other sources*	1,115	26,118	1,588,783	71	1,616,087

Total	¥3,220,168	¥13,567,565	¥3,248,808	¥392,261	¥20,428,802

For the year ended March 31, 2025

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Total
Revenue arising from contracts with customers
Japan	¥106,632	¥1,794,911	¥193,188	¥88,943	¥2,183,674
North America	347,503	9,379,001	1,456,899	127,991	11,311,394
Europe	379,432	459,755	—	77,859	917,046
Asia	2,071,481	1,953,109	15	62,018	4,086,623
Other Regions	714,537	563,025	—	28,251	1,305,813

Total	¥3,619,585	¥14,149,801	¥1,650,102	¥385,062	¥19,804,550

Revenue arising from the other sources*	7,018	19,439	1,857,664	96	1,884,217

Total	¥3,626,603	¥14,169,240	¥3,507,766	¥385,158	¥21,688,767

Explanatory note:

*	Revenue arising from the other sources primarily includes lease revenues recognized under IFRS 16 and interest recognized under IFRS 9.

Summary of Information Regarding Receivables from Contracts with Customers and Contract Liabilities
The receivables from contracts with customers and contract liabilities for the years ended March 31, 2024 and 2025 are as follows:

	Yen (millions)
	2024	2025
Receivables from contracts with customers:
Trade receivables	¥982,118	¥888,774
Contract liabilities:
Other current liabilities	401,855	411,941
Other noncurrent liabilities	306,170	329,298

Summary of Revenue Expected to be Recognized in the Future Related to Performance Obligations that are Unsatisfied (or Partially Unsatisfied)
The revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
	2024	2025
Within 1 year	¥230,865	¥245,826
Between 1 and 5 years	355,882	363,831
Later than 5 years	22,198	26,275

Total	¥608,945	¥635,932

Summary of Assets Recognized Costs Obtain a Contract With Customer
The assets recognized from the costs to obtain a contract with a customer as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
	2024	2025
Assets recognized from the costs to obtain a contract with a customer	¥186,074	¥192,532